26. Segments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Current	R$ 3,310,835	R$ 3,344,998
Noncurrent	7,067,431	6,659,750
Total assets	10,378,266	10,004,748
Liabilities
Current	7,200,556	5,769,620
Noncurrent	7,683,061	7,323,649
Total equity (deficit)	(4,505,351)	(3,088,521)	R$ (3,375,934)	R$ (4,337,989)
Total liabilities and equity	10,378,266	10,004,748
Flight transportation [Member]
Assets
Current	2,216,168	2,389,146
Noncurrent	7,373,864	6,769,399
Total assets	9,590,032	9,158,545
Liabilities
Current	7,012,120	5,488,852
Noncurrent	7,563,287	7,131,078
Total equity (deficit)	(4,985,375)	(3,461,385)
Total liabilities and equity	9,590,032	9,158,545
Smiles loyalty program [Member]
Assets
Current	2,365,789	1,901,672
Noncurrent	269,339	269,239
Total assets	2,635,128	2,170,911
Liabilities
Current	1,347,684	1,096,357
Noncurrent	273,214	202,835
Total equity (deficit)	1,014,230	871,719
Total liabilities and equity	2,635,128	2,170,911
Combined information [Member]
Assets
Current	4,581,957	4,290,818
Noncurrent	7,643,203	7,038,638
Total assets	12,225,160	11,329,456
Liabilities
Current	8,359,804	6,585,209
Noncurrent	7,836,501	7,333,913
Total equity (deficit)	(3,971,145)	(2,589,666)
Total liabilities and equity	12,225,160	11,329,456
Eliminations [Member]
Assets
Current	(1,271,122)	(945,820)
Noncurrent	(575,772)	(378,888)
Total assets	(1,846,894)	(1,324,708)
Liabilities
Current	(1,159,248)	(815,589)
Noncurrent	(153,440)	(10,264)
Total equity (deficit)	(534,206)	(498,855)
Total liabilities and equity	R$ (1,846,894)	R$ (1,324,708)